Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities

The components of accrued expenses and other liabilities are as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Refund liability(1)	133,066	143,744
Salary and welfare payables	113,189	122,815
Accrued marketing expenses	28,762	41,729
Advanced deposits(2)	28,770	30,690
Other tax liabilities(3)	39,497	26,969
Accrued service fees(4)	13,176	15,888
Payables to educational institutions(5)	23,149	10,686
Payables for leasehold improvement and intangible assets	4,436	1,108
Dividend payable	31,254	—
Other payables	21,040	16,062
	436,339	409,691

(1)
Refund liability represented the tutoring fee collected by the Group which the Group estimates it will refund back to its customers as a result of its refund policy.
(2)
Advanced deposits primarily included down payments paid by prospective customers before contracts signing.
(3)
The balance represented accrued income tax payable and other tax liabilities in accordance with local tax laws.
(4)
The balance represented accrued expenses for outsourced service providers and other professional services.
(5)
The balance represented tuition fees collected from the students for their registrations with educational institutions.